M Fund, Inc.
Supplement dated as of December 20, 2005, to the
Prospectus dated April 30, 2005

The following information replaces similar disclosure for the Turner Core Growth Fund under “Additional Information about the Funds” on page 17 of the Prospectus:

The Fund may invest:

•	up to 15% of the value of its total assets in securities of foreign issuers that are listed on United States exchanges or are represented by American Depository Receipts (ADRs)

•	in companies with market capitalizations of $500 million or less

•	in recently organized companies

M Fund, Inc.
Supplement dated as of December 20, 2005, to the
Statement of Additional Information dated April 30, 2005

The following information replaces similar disclosure under “Investment Strategies and Risks” on page 4 of the Statement of Additional Information:

Risks Related to Foreign Investments. Investments in the securities of foreign issuers, or investments in securities denominated or quoted in a currency other than the U.S. dollar ("non-dollar securities"), may present potential benefits and risks not associated with investments solely in securities of domestic issuers or U.S. dollar-denominated securities. Each of the Funds may invest in securities of foreign issuers. The Business Opportunity Value Fund, the Frontier Capital Appreciation Fund, and the Turner Core Growth Fund may invest up to 15% of the value of their total assets in securities of foreign issuers that are listed on United States exchanges or are represented by American Depository Receipts ("ADRs"). The Brandes International Equity Fund also may invest in non-dollar securities. (However, the Brandes International Equity Fund may not invest in Canadian government securities, and the Business Opportunity Value Fund, the Frontier Capital Appreciation Fund and the Turner Core Growth Fund may not invest in any foreign government securities.) Benefits of investing in foreign issuers or non-dollar securities may include the opportunity to invest in foreign issuers that appear, in the opinion of the Sub-Adviser, to offer better opportunity for long-term capital appreciation or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States, and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

The following information replaces similar disclosure under “Fund Policies” on page 15 of the Statement of Additional Information:

14. The Business Opportunity Value Fund, the Frontier Capital Appreciation Fund, and the Turner Core Growth Fund may invest no more than 15% of the value of their total assets in securities of foreign issuers that are listed on U.S. exchanges or are represented by American Depository Receipts.

On page 12 of the Statement of Additional Information, the section titled “Other Investment Companies” is replaced with the following:

The Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and the Business Opportunity Value Fund reserve the right to invest up to 10% of their total assets, calculated at the time of purchase, in the securities of other investment companies including money market funds, business development companies, and small business investment companies (although it is anticipated that such investments will not exceed 5% of total assets). Each Fund may not invest more than 5% of its total assets in the securities of any one investment company nor in more than 3% of the voting securities of any other investment company. Each Fund will indirectly bear its proportionate share of any advisory and other fees paid by investment companies in which it invests in addition to the management fees paid by such Fund.

On page 15 of the Statement of Additional Information, the following disclosure has been removed:

16. The Turner Core Growth Fund and the Frontier Capital Appreciation Fund will not invest in other investment companies.

On pages 25 and 26 of the Statement of Additional Information, the following disclosure replaces similar disclosure for the Turner Core Growth Fund:

Turner Investment Partners, Inc., Sub-Adviser to the Turner Fund, is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312. Turner is independent and employee-owned. Messrs. Robert Turner, Mark Turner and Robb Parlanti are responsible for the day-to-day management of the Fund. Each portfolio manager is responsible for advising the following types of accounts:

	Registered Investment Companies		Other Pooled Investment Companies		Separately Managed Accounts
	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed

Robert E. Turner	39	$5,921,774,545	4	$54,464,560	87	$4,736,954,595

Mark Turner	20	$3,787,412,225	1	$306,805	60	$2,862,328,980

Robb Parlanti	7	$677,330,605	15	$742,307,814	24	$826,670,269

In addition, advisory fees for two Registered Investment Company and several other accounts are based on the performance of the account as shown below:

	Registered Investment Companies		Other Pooled Investment Companies		Separately Managed Accounts
	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed

Robert E. Turner	1	$591,000	0	$0	3	$28,900,000

Mark Turner	0	$0	0	$0	2	$22,600,000

Robb Parlanti	0	$0	1	$10,058,849	0	$0

The information for Robert Turner and Mark Turner in the above tables is as of December 31, 2004. The information for Robb Parlanti is as of March 31, 2005.

As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, related to the side by side management of accounts with performance based fees and accounts with fixed fees, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner’s Form ADV, Part II for a description of some of its policies and procedures in this regard.

Turner’s investment professionals receive a base salary commensurate with their level of experience. Turner’s goal is to maintain competitive base salaries through review of industry standards, market conditions and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual’s sector and portfolio assignments relative to the performance of the Russell 1000 Growth Index. In addition, each employee is eligible for equity ownership and equity owners share the firm’s profits. Most of the members of the investment team and all portfolio managers for the Fund, are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, “good will” factors including teamwork, interpersonal relations, the individual’s contribution to overall success of the firm, media and client relations, presentation skills and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer (CIO) is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.

As of December 31, 2004, Robert Turner and Mark Turner did not beneficially own any shares of the Turner Core Growth Fund. As of March 31, 2005, Robb Parlanti did not beneficially own any shares of the Turner Core Growth Fund.